Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Jul. 01, 2022
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
CIK	dei_EntityCentralIndexKey	0000935015
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 30, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2022
Prospectus Date	rr_ProspectusDate	Feb. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A